Technology and development expenses - Disclosure Of Detailed Information About Technology And Development Expenses Explanatory (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Table]
Total	$ 12,688	$ 8,844	$ 38,110	$ 22,991
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Line Items]
Total	12,688	8,844	38,110	22,991
Salaries and Wages
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Table]
Total	6,726	4,825	20,149	12,354
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Line Items]
Total	6,726	4,825	20,149	12,354
Computer software [member]
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Table]
Total	2,557	1,769	7,565	4,801
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Line Items]
Total	2,557	1,769	7,565	4,801
Infrastructure Expenses
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Table]
Total	2,271	940	6,142	2,840
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Line Items]
Total	2,271	940	6,142	2,840
Information and Technology Security Expenses
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Table]
Total	305	48	1,421	322
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Line Items]
Total	305	48	1,421	322
Other Technology Expenses
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Table]
Total	829	1,262	2,833	2,674
Disclosure Of Detailed Information About Technology And Development Expenses Explanatory [Line Items]
Total	$ 829	$ 1,262	$ 2,833	$ 2,674